Loans and advances to banks (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018		Jan. 01, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Financial assets held for trading	€ 108,230	€ 92,879	[1]	€ 125,618	€ 125,458
Non-trading financial assets mandatorily at fair value through profit or loss	4,911	10,730	[1]	4,987
Financial assets designated at fair value through profit or loss	62,069	57,460	[1]	42,075	34,782
Financial assets at fair value through other comprehensive income	125,708	121,091	[1]	126,353
Financial assets at amortised cost	995,482	946,099	[1]	909,094
LOANS AND RECEIVABLES					903,013
Total financial assets	184,596	191,124			199,351
Gross carrying amount | Reverse repurchase agreements
Disclosure of financial assets [line items]
Total financial assets	45,703	32,310			18,864
Gross carrying amount | Impaired assets
Disclosure of financial assets [line items]
Total financial assets	32,543	34,218			36,280
Gross carrying amount | Next 12 months | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Total financial assets	147,575	154,164
Gross carrying amount | Lifetime Expected Credit Losses | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Total financial assets	446	117
Gross carrying amount | Lifetime Expected Credit Losses | Financial instruments credit-impaired
Disclosure of financial assets [line items]
Total financial assets	647	870
Accumulated impairment
Disclosure of financial assets [line items]
Total financial assets	(474)	(635)			(730)
Loans and advances
Disclosure of financial assets [line items]
Financial assets held for trading	355	202	[1]	10,468	10,511
Non-trading financial assets mandatorily at fair value through profit or loss	386	1,883	[1]	611
Financial assets designated at fair value through profit or loss	58,883	54,238	[1]	38,789	30,364
Financial assets at fair value through other comprehensive income	4,440	1,601	[1]	1,107
Financial assets at amortised cost	965,693	908,403	[1]	€ 873,322
LOANS AND RECEIVABLES					885,470
Loans And Advances Central Banks And Credit Institutions [Member]
Disclosure of financial assets [line items]
Total financial assets	87,539	83,406			77,430
Loans And Advances Central Banks And Credit Institutions [Member] | EUR
Disclosure of financial assets [line items]
Total financial assets	32,248	24,801			23,286
Loans And Advances Central Banks And Credit Institutions [Member] | GBP
Disclosure of financial assets [line items]
Total financial assets	3,659	4,073			5,582
Loans And Advances Central Banks And Credit Institutions [Member] | USD
Disclosure of financial assets [line items]
Total financial assets	14,442	19,238			15,325
Loans And Advances Central Banks And Credit Institutions [Member] | BRL
Disclosure of financial assets [line items]
Total financial assets	30,919	28,310			28,140
Loans And Advances Central Banks And Credit Institutions [Member] | Other currencies
Disclosure of financial assets [line items]
Total financial assets	6,271	6,984			5,097
Loans And Advances Central Banks And Credit Institutions [Member] | Gross carrying amount | Next 12 months | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Total financial assets	59,430	51,090
Loans And Advances Central Banks And Credit Institutions [Member] | Gross carrying amount | Lifetime Expected Credit Losses | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Total financial assets	0	1
Loans And Advances Central Banks And Credit Institutions [Member] | Gross carrying amount | Lifetime Expected Credit Losses | Financial instruments credit-impaired
Disclosure of financial assets [line items]
Total financial assets	1	2
Loans And Advances Central Banks And Credit Institutions [Member] | Accumulated impairment | Next 12 months | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Total financial assets	(14)	(12)
Loans And Advances Central Banks And Credit Institutions [Member] | Accumulated impairment | Lifetime Expected Credit Losses | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Total financial assets		0
Loans And Advances Central Banks And Credit Institutions [Member] | Accumulated impairment | Lifetime Expected Credit Losses | Financial instruments credit-impaired
Disclosure of financial assets [line items]
Total financial assets					0
Loans and advances - Central banks
Disclosure of financial assets [line items]
Financial assets held for trading	0	0	[1]		0
Non-trading financial assets mandatorily at fair value through profit or loss	0	0	[1]
Financial assets designated at fair value through profit or loss	6,473	9,226	[1]		0
Financial assets at fair value through other comprehensive income	0	0	[1]
Financial assets at amortised cost	18,474	15,601	[1]
LOANS AND RECEIVABLES	24,947	24,827			26,278
Loans and advances - Central banks | Gross carrying amount | Time deposits
Disclosure of financial assets [line items]
Total financial assets	17,533	15,601			17,359
Loans and advances - Central banks | Gross carrying amount | Reverse repurchase agreements
Disclosure of financial assets [line items]
Total financial assets	7,414	9,226			8,919
Loans and advances - Central banks | Gross carrying amount | Impaired assets
Disclosure of financial assets [line items]
Total financial assets	0	0			0
Loans and advances - Central banks | Gross carrying amount | Valuation adjustment for impairment
Disclosure of financial assets [line items]
Total financial assets	0	0			0
Loans and advances - Credit institutions
Disclosure of financial assets [line items]
Financial assets held for trading	0	0	[1]		1,696
Non-trading financial assets mandatorily at fair value through profit or loss	0	2	[1]
Financial assets designated at fair value through profit or loss	21,649	23,097	[1]		9,889
Financial assets at fair value through other comprehensive income	0	0	[1]
Financial assets at amortised cost	40,943	35,480	[1]
LOANS AND RECEIVABLES					39,567
Total financial assets	62,592	58,579			51,152
Loans and advances - Credit institutions | Gross carrying amount | Time deposits
Disclosure of financial assets [line items]
Total financial assets	9,699	10,759			8,169
Loans and advances - Credit institutions | Gross carrying amount | Reverse repurchase agreements
Disclosure of financial assets [line items]
Total financial assets	31,180	33,547			21,765
Loans and advances - Credit institutions | Gross carrying amount | Non-loan advances
Disclosure of financial assets [line items]
Total financial assets	21,726	14,283			21,232
Loans and advances - Credit institutions | Gross carrying amount | Impaired assets
Disclosure of financial assets [line items]
Total financial assets	1	2			4
Loans and advances - Credit institutions | Accumulated impairment | Valuation adjustment for impairment
Disclosure of financial assets [line items]
Total financial assets	€ (14)	€ (12)			€ (18)

[1]	See reconciliation of IAS 39 as of 31 December 2017 to IFRS 9 as of 1 January 2018 (Note 1.d).